Inventories (Schedule Of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 139	$ 573
Work-in-process
Finished goods	941	452
Inventory	1,080	1,025
Inventory reserves	(982)
Total inventories	$ 98	$ 1,025